PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
8.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2019 $	2020 $

Computers	339,221	522,108
Office equipment, furniture and fittings	24,883	31,613
Leasehold improvements	129,298	162,032
Motor vehicles	14,624	6,184
Warehouse equipment	3,464	7,296
Land	20,598	22,708
Building	814	2,093
Construction-in-progress	–	973
	532,902	755,007
Less: accumulated depreciation	(214,282)	(368,606)
	318,620	386,401

Depreciation expenses recognized for each of the years ended December 31, 2018, 2019 and 2020 were included in the following captions:

	For the year ended December 31,
	2018 $	2019 $	2020 $

Cost of revenue	31,203	80,245	118,691
Sales and marketing expenses	3,712	3,200	4,965
General and administrative expenses	19,009	31,282	41,384
Research and development expenses	978	2,056	4,027
	54,902	116,783	169,067

No impairment loss had been recognized during the years ended December 31, 2018, 2019 and 2020, respectively.